FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Nonrecurring [Table Text Block]
The following table summarizes the basis used to measure certain assets at fair value on a nonrecurring basis:

Basis of Fair Value Measurements on a Nonrecurring Basis	Significant Other Unobservable Inputs (Level 3)	Total Losses
In millions
2020
Assets at fair value:
Long-lived assets, intangible assets, and other assets	$447	$(661)
2018
Assets at fair value:
Long-lived assets and other assets	$—	$(5)

Schedule of the fair value of assets and liabilities measured on a recurring basis
The following tables summarize the basis used to measure certain assets and liabilities at fair value on a recurring basis:

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2020	Significant Other Observable Inputs (Level 2)
In millions
Assets at fair value:
Cash equivalents and restricted cash equivalents [1]	$7,328
Derivatives relating to: [2]
Foreign currency contracts	13
Total assets at fair value	$7,341
Liabilities at fair value:
Long-term debt including debt due within one year [3]	$18,337
Derivatives relating to: [2]
Foreign currency contracts	22
Total liabilities at fair value	$18,359
1.Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" and money market funds included in "Other current assets" in the Consolidated Balance Sheets and held at amortized cost, which approximates fair value.
2. See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.
3. Fair value is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms.

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2019	Significant Other Observable Inputs (Level 2)
In millions
Assets at fair value:
Cash equivalents and restricted cash equivalents [1]	$446
Derivatives relating to: [2]
Foreign currency contracts	16
Total assets at fair value	$462
Liabilities at fair value:
Long-term debt including debt due within one year [3]	$17,241
Derivatives relating to: [2]
Foreign currency contracts	17
Total liabilities at fair value	$17,258
1.Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" and money market funds included in "Other current assets" in the Consolidated Balance Sheets and held at amortized cost, which approximates fair value.
2. See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.
3. Fair value is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms.